Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Disclosure of composition of cash and cash equivalents

	Year ended December 31
in € thousand	2023	2022
Cash in hand	9	3
Cash at bank	126,071	286,530
Clearing accounts	(1)	(1)
Restricted cash	—	2,898
CASH AND CASH EQUIVALENTS	126,080	289,430